Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Plan of Reorganization
Income Tax Disclosure [Line Items]
Senior Notes and associated accrued interest	$ 1,267,410
General unsecured claims	2,439
Predecessor
Income Tax Disclosure [Line Items]
Valuation allowance, Deferred tax asset, Increase (Decrease)		$ 163,191
Estimated valuation allowance		$ 574,338	$ 411,147	$ 411,147
Discrete item associated with Federal and State NOL carryforwards				$ 126,000
Purchase or sale of stock percentage		5.00%
Offering stock period		3 years
Possible ownership change, evaluation period		2 years
Senior Notes and associated accrued interest	1,267,410	$ 1,267,410
Cancellation of indebtedness income, realized	0
Predecessor | Minimum
Income Tax Disclosure [Line Items]
Changes in beneficial ownership percentage		50.00%
Predecessor | Plan of Reorganization
Income Tax Disclosure [Line Items]
Senior Notes and associated accrued interest	1,267,410
General unsecured claims	$ 2,981
Predecessor | State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Operating loss carryforwards		$ 844,000
Internal Revenue Service (IRS) | Predecessor
Income Tax Disclosure [Line Items]
Operating loss carryforwards		689,000
Operating loss carryforwards, not subject to expiration		$ 12,000